Transactions with Related Parties - Consolidated Statements of Comprehensive (Loss) Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Revenues (c)	$ 69,938	$ 31,799	$ 11,030
Vessel operating expenses	23,634	30,516	30,261
Voyage expenses	554	165	0
General and administrative expenses (d)	9,159	10,609	3,506
Interest expense and finance cost (e)	26,658	33,820	33,259
Capital Ship Management Corp
Related Party Transaction [Line Items]
General and administrative expenses (d)	3,092	1,630	1,103
Interest expense and finance cost (e)	$ 0	$ 0	$ 210